Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000005542 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000005542 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005542 | New York
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005542 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005542 | Guam
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005542 | Delaware
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005542 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005542 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000005542 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000005542 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005542 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005542 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005542 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005542 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005542 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005542 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005542 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193181 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000193181 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000193181 | New York
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193181 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193181 | Guam
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193181 | Delaware
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193181 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193181 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000193181 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000193181 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193181 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000193181 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000193181 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193181 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193181 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193181 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193181 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	8.90%